Segmented Information - Related-party and Inter-Company Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Inter-segment loans	$ 0	$ 279
Belize Electricity | Equity Method Investee
Related Party Transaction [Line Items]
Due from related party	28	8
Aitken Creek
Related Party Transaction [Line Items]
Intercompany revenue recognized	25	23
Waneta Expansion
Related Party Transaction [Line Items]
Intercompany revenue recognized	$ 0	$ 17